Investments - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) security	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Investment [Line Items]
Percentage (based on amount of unrealized loss) of available for sale fixed maturities that are in an unrealized loss position and rated investment grade	83.00%
Percentage (based on fair value) of available for sale fixed maturities that are in an unrealized loss position and rated investment grade	91.00%
Other than temporary impairment charges	$ 51	$ 51	$ 11
Average life of ABS	5 years
Average life of MBS	4 years 6 months
Investment management charges (are less than in 2014)	$ 5	6
Residential MBS
Investment [Line Items]
Non-credit related portion of other-than-temporary impairment charges taken for securities still owned	149	160
Fixed maturities, Gross Unrealized, Losses	(7)	(6)
Other than temporary impairment charges	1
Corporate bonds
Investment [Line Items]
Other than temporary impairment charges	17
Fixed maturities — all other
Investment [Line Items]
Other than temporary impairment charges	7
Securities with non-credit other-than-temporary impairment charges
Investment [Line Items]
Gross Unrealized, Gains	101	104
Gross Unrealized, Losses	(2)	(5)
Fixed maturities
Investment [Line Items]
Fixed maturities, Gross Unrealized, Losses	$ (195)	(321)
Number of available for sale securities in an unrealized loss position | security	892
Other than temporary impairment charges	$ 25	28	8
Common stocks
Investment [Line Items]
Number of available for sale securities in an unrealized loss position | security	20
Other than temporary impairment charges	$ 41
Equity securities, Gross Unrealized, Losses	(9)	(35)
Preferred stocks
Investment [Line Items]
Equity securities, Gross Unrealized, Losses	$ (1)	$ 0
Maximum
Investment [Line Items]
Investment management charges (are less than in 2014)			$ 1
Number of available for sale securities in an unrealized loss position for twelve months or longer | Common stocks
Investment [Line Items]
Number of available for sale securities in an unrealized loss position | security	1